Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012
	US$	US$

Prepaid expenses	2,564	4,548
Advance to employees	787	615
Rental and other deposits	409	291
Interests receivable	3,327	530
Receivable from a broker for exercise of employee stock options	1,890	2,718
Others	718	524

	9,695	9,226